Consolidated Statements of Shareholders' Equity (Unaudited) - 6 months ended Jun. 30, 2016 - EUR (€) € in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total
Balance (in shares) at Dec. 31, 2015	25,383,461
Balance at Dec. 31, 2015	€ 3,348	€ 58,560	€ (42,769)	€ (3,567)	€ (1,142)	€ 14,430
Net income			3,859			3,859
Translation adjustment				(227)		(227)
Warrants and stock options granted		100				100
Capital increase (in shares)	3,344,155
Capital increase	€ 435	5,762				6,197
Balance (in shares) at Jun. 30, 2016	28,727,616
Balance at Jun. 30, 2016	€ 3,783	€ 64,421	€ (38,910)	€ (3,794)	€ (1,142)	€ 24,358